Summary of Significant Accounting Policies (Details) - USD ($)				12 Months Ended
	Sep. 29, 2022	Jun. 29, 2022	Mar. 29, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 03, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Cash				$ 2,222,795	$ 336,852
Share Price (in Dollars per share)						$ 10
Offering costs				4,120,737
Underwriting fee				1,150,000
Deferred underwriting fee				2,012,500
Other offering costs				$ 496,269
Number of common shares for outstanding warrants to purchase the stock excluded from diluted earnings per share (in Shares)				3,021,250	3,021,250
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)				2,241,006	5,750,000
Deposited into the trust account	$ 224,101	$ 575,000	$ 575,000
Share Price (in Dollars per share)		$ 0.1	$ 0.1
Paid from the trust to redeeming shareholders	$ 36,343,195
Shares redeemed (in Shares)	3,508,994
Class A Ordinary Shares [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)				5,750,000
Representative Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amount of fair value				$ 461,968
Ordinary shares (in Shares)				57,500